Related Party Transactions - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended		6 Months Ended
	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2019 USD ($) Customer	Jun. 30, 2018 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Percentage of revenue			7.00%	7.00%
Number of major customers | Customer			2
CNOOC Finance Corporation Limited [member]
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited (note h)
Proportion of ownership interest in associate			31.80%
CNOOC [member]
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited (note h)
Withdrawal amount of the loan			$ 564			$ 564
CNOOC [member] | CNOOC International Limited [member]
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited (note h)
Interest rate	0.95%	0.95%
Term of uncommitted revolving loan facility	5 years	5 years
Outstanding Principal Amount	$ 600	$ 135
Withdrawal amount of the loan			$ 130			$ 130
Comprehensive Framework Agreement [member] | CNOOC Group [member]
Disclosure of transactions between related parties [line items]
Term of agreements			3 years
Minimum [member] | CNOOC Group [member]
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited (note h)
Term of long term sale contracts			5 years
Maximum [member] | CNOOC Group [member]
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited (note h)
Term of long term sale contracts			20 years
Maximum [member] | CNOOC Finance Corporation Limited [member]
Coalbed Methane Resources Exploration and Development Cooperation Agreement with China United Coalbed Methane Corporation Limited (note h)
Maximum daily outstanding balance for deposits from related parties | ¥				¥ 19,500	¥ 23,500